STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT INCOME
Net investment income allocated from The Prudential Variable Contract Real Property Partnership	$ 220,141	$ 273,893	$ 305,169
EXPENSES
Charges for mortality and expense risk, and for administration	35,099	38,629	39,702
NET INVESTMENT INCOME	185,042	235,264	265,467
NET RECOGNIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net unrealized appreciation (depreciation) on investments allocated from The Prudential Variable Contract Real Property Partnership	(969,960)	(1,173)	74,000
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(584,062)	0	0
NET GAIN (LOSS) ON INVESTMENTS	(1,554,022)	(1,173)	74,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,368,980)	$ 234,091	$ 339,467